Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Summary of Reconciliation Between Effective Income Tax Rate And PRC Statutory Income Tax Rate

	Year Ended December 31,
	2019	2020	2021
PRC statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	86.99%	(0.50)%	10.05%
Effect of permanent differences	25.70%	(11.31) %**	(18.25) %**
Additional tax deduction for qualified research and development expenses	(10.84)%	(6.33)%	(1.13)%
Effect of tax holiday*	(115.48)%	(8.51)%	—
Difference in tax rate of subsidiaries outside the PRC	(0.06)%	1.60%	(10.66)%
Total	11.43%	(0.05)%	5.01%

* Yi Ling (Shanghai) Information Technology Co., Limited, fully owned subsidiary of the Group, obtained its software enterprise certificate in June 2019 for 1 year and in October 2020 for another 1 year and is entitled to two years tax exemption from Corporate Income Tax (“CIT”) for the years of 2019 and 2020 and a 50% CIT reduction for the succeeding three years thereafter.

** For the year ended December 31, 2020, 3.52% represents shares-based compensation not deductible in the PRC returns, 7.79% represents the Company’s Cayman Island operating expenses not deductible in the PRC returns and other non-taxable and deductible items such as meal and entertainment expenses.

** For the year ended December 31, 2021, 4.35% represents shares-based compensation not deductible in the PRC returns, 13.90% represents the Company’s Cayman Island operating expenses not deductible in the PRC returns and other non-taxable and deductible items such as meal and entertainment expenses.

Summary of Current and Deferred Portions of Income Tax Expenses

	Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Current income tax expense	56,898	78	120,366
Deferred tax expense/(benefit)	192,741	(6,582)	(3,054,564)
Income tax expense/(benefit), net	249,639	(6,504)	(2,934,198)

Summary of Deferred Tax Assets

	Year Ended December 31,
	2020	2021
	US$	US$
Deferred tax assets:
Tax loss carry-forwards	3,661,528	9,073,657
Inventory provision	81,944	866,536
Allowance for doubtful accounts	50,503	1,627,257
Unrealized Profit	6,920	—
Impairment for long-term investments	—	1,213,410
Total deferred tax assets	3,800,895	12,780,860
Less: Valuation allowance	(2,971,506)	(8,861,392)
Net deferred tax assets	829,389	3,919,468

Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(24,684)	(5,052)
Net deferred tax liabilities	(24,684)	(5,052)

Summary of Movement of Valuation Allowance

	Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Beginning balance	1,139,566	3,039,926	2,971,506
Current year additions	2,108,356	3,929,241	7,632,539
Reversal of valuation allowances	(207,996)	(3,997,661)	(1,742,653)
Ending balance	3,039,926	2,971,506	8,861,392